S000010510 [Member] Expense Example - AB Sustainable Thematic Balanced Portfolio	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 524
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	1,852
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279	[1]
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,114
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,203
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,171
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,138

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.